DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ (2,441,925)	$ (2,379,531)
Subtotal (excluding lessor VIE loans)	(1,266,934)	(885,860)
Debt deferred charges	32,124	28,749
Long-term debt and due to related parties	(2,409,801)	(2,350,782)
Secured debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt	(29,178)	(36,472)
Secured debt | - Golar Frost facility
Debt Instrument [Line Items]
Total debt	(54,707)	(65,649)
Secured debt | - Golar Glacier facility
Debt Instrument [Line Items]
Total debt	(82,816)	(110,625)
Secured debt | Golar Snow Facility
Debt Instrument [Line Items]
Total debt	(81,970)	(111,108)
Secured debt | - Golar Kelvin facility
Debt Instrument [Line Items]
Total debt	(99,538)	(128,562)
Secured debt | - Golar Ice facility
Debt Instrument [Line Items]
Total debt	(54,947)	(83,857)
Secured debt | - Golar Tundra facility
Debt Instrument [Line Items]
Total debt	0	(89,450)
Secured debt | - Golar Seal facility
Debt Instrument [Line Items]
Total debt	(78,540)	(90,178)
Secured debt | Golar Crystal
Debt Instrument [Line Items]
Total debt	(75,094)	(83,596)
Secured debt | - Hilli facility
Debt Instrument [Line Items]
Total debt	(597,280)	(691,488)
Convertible Debt | Convertible Bonds
Debt Instrument [Line Items]
Total debt	(315,646)	(383,739)
Long-term Debt | Norwegian bonds
Debt Instrument [Line Items]
Total debt	(299,403)	0
Long-term Debt | Golar Bear facility
Debt Instrument [Line Items]
Total debt	(104,806)	(104,807)
Long-term Debt | New Golar Tundra Facility
Debt Instrument [Line Items]
Total debt	(158,000)	0
Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	0	(100,000)
Credit Facility | Gimi Facility
Debt Instrument [Line Items]
Total debt	$ (410,000)	$ (300,000)